EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated March 13, 2018, for the Class R6 Shares of Neuberger Berman Dividend Growth Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on March 13, 2018 (Accession No. 0000898432-18-000331).